Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Firm Commitment to Purchase Asset
The aircraft and engines contractual obligations net of discounts and pre-delivery
payments, including estimated amounts for contractual price escalation, are as follows:

Year ending December 31, 2021	560,914
2022	201,544
2023	408,145
2024	439,433
2025	514,549
Thereafter	850,823

$2,975,408